Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.67%
Aerospace & Defense–1.93%
Raytheon Technologies Corp.	176,290	$17,465,050
Agricultural & Farm Machinery–1.36%
Deere & Co.	29,567	12,283,906
Air Freight & Logistics–3.08%
United Parcel Service, Inc., Class B	129,788	27,834,335
Application Software–3.26%
Manhattan Associates, Inc.(b)	19,103	2,649,777
salesforce.com, inc.(b)	82,392	17,493,470
Workday, Inc., Class A(b)	38,827	9,297,513
		29,440,760
Automobile Manufacturers–1.95%
General Motors Co.(b)	210,372	9,201,671
Tesla, Inc.(b)	7,855	8,464,548
		17,666,219
Automotive Retail–1.66%
CarMax, Inc.(b)(c)	78,993	7,621,245
O’Reilly Automotive, Inc.(b)	10,817	7,409,212
		15,030,457
Biotechnology–0.88%
Seagen, Inc.(b)	54,948	7,915,259
Cable & Satellite–1.23%
Comcast Corp., Class A	238,209	11,152,945
Commodity Chemicals–0.72%
Valvoline, Inc.	205,480	6,484,949
Communications Equipment–1.05%
Motorola Solutions, Inc.	39,400	9,542,680
Construction Materials–1.24%
Vulcan Materials Co.	61,156	11,234,357
Consumer Finance–1.47%
American Express Co.	71,242	13,322,254
Data Processing & Outsourced Services–1.91%
Fiserv, Inc.(b)	117,745	11,939,343
PayPal Holdings, Inc.(b)	46,402	5,366,391
		17,305,734
Distillers & Vintners–0.58%
Constellation Brands, Inc., Class A	22,889	5,271,795
Diversified Banks–1.54%
JPMorgan Chase & Co.	102,047	13,911,047
Electric Utilities–1.81%
FirstEnergy Corp.	356,618	16,354,502
Electrical Components & Equipment–0.49%
Rockwell Automation, Inc.	15,964	4,470,399
Shares		Value
Environmental & Facilities Services–0.65%
Waste Connections, Inc.	42,063	$5,876,201
Financial Exchanges & Data–1.60%
Intercontinental Exchange, Inc.	109,512	14,468,725
Food Distributors–0.91%
Sysco Corp.(c)	101,139	8,257,999
General Merchandise Stores–1.19%
Target Corp.	50,632	10,745,123
Health Care Facilities–3.13%
HCA Healthcare, Inc.	86,225	21,609,710
Tenet Healthcare Corp.(b)	77,417	6,654,765
		28,264,475
Health Care Services–2.04%
CVS Health Corp.	182,245	18,445,017
Health Care Supplies–1.16%
Cooper Cos., Inc. (The)	25,163	10,507,817
Health Care Technology–0.31%
Doximity, Inc., Class A(b)	53,577	2,790,826
Home Improvement Retail–0.25%
Floor & Decor Holdings, Inc., Class A(b)	27,881	2,258,361
Homebuilding–0.71%
D.R. Horton, Inc.	86,165	6,420,154
Hotels, Resorts & Cruise Lines–1.27%
Airbnb, Inc., Class A(b)	66,690	11,454,674
Household Products–2.72%
Procter & Gamble Co. (The)	160,784	24,567,795
Industrial Machinery–1.40%
Otis Worldwide Corp.	164,131	12,629,880
Industrial REITs–2.78%
Prologis, Inc.	155,504	25,110,786
Integrated Oil & Gas–1.64%
Exxon Mobil Corp.	179,139	14,795,090
Integrated Telecommunication Services–1.52%
Verizon Communications, Inc.	269,807	13,743,969
Interactive Home Entertainment–0.20%
Zynga, Inc., Class A(b)	194,481	1,797,004
Interactive Media & Services–3.13%
Alphabet, Inc., Class A(b)	9,372	26,066,812
Snap, Inc., Class A(b)	62,334	2,243,401
		28,310,213
Internet & Direct Marketing Retail–5.59%
Amazon.com, Inc.(b)	15,495	50,512,925
IT Consulting & Other Services–1.60%
Accenture PLC, Class A	36,361	12,262,020

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
IT Consulting & Other Services–(continued)
Amdocs Ltd.	26,985	$2,218,437
		14,480,457
Life Sciences Tools & Services–0.86%
Avantor, Inc.(b)	230,091	7,781,678
Managed Health Care–2.63%
UnitedHealth Group, Inc.	46,616	23,772,762
Movies & Entertainment–1.27%
Netflix, Inc.(b)	24,395	9,138,123
Warner Music Group Corp., Class A	61,535	2,329,100
		11,467,223
Oil & Gas Equipment & Services–0.25%
NOV, Inc.	116,652	2,287,546
Oil & Gas Exploration & Production–0.68%
APA Corp.	148,819	6,150,689
Oil & Gas Storage & Transportation–1.12%
Cheniere Energy, Inc.	42,705	5,921,048
Magellan Midstream Partners L.P.	85,916	4,215,898
		10,136,946
Other Diversified Financial Services–1.74%
Equitable Holdings, Inc.	510,407	15,776,680
Packaged Foods & Meats–1.19%
Mondelez International, Inc., Class A	171,571	10,771,227
Personal Products–0.10%
Coty, Inc., Class A(b)	97,733	878,620
Pharmaceuticals–4.53%
AstraZeneca PLC, ADR (United Kingdom)	250,386	16,610,607
Bayer AG (Germany)	57,269	3,918,185
Eli Lilly and Co.	71,340	20,429,636
		40,958,428
Property & Casualty Insurance–1.45%
Allstate Corp. (The)	94,518	13,091,688
Railroads–1.13%
Union Pacific Corp.	37,446	10,230,622
Regional Banks–2.44%
First Citizens BancShares, Inc., Class A	13,960	9,291,776
Signature Bank	21,682	6,363,450
SVB Financial Group(b)	11,524	6,447,102
		22,102,328
Research & Consulting Services–0.44%
TransUnion	38,559	3,984,687
Shares		Value
Semiconductor Equipment–1.30%
Applied Materials, Inc.	89,193	$11,755,637
Semiconductors–3.76%
Advanced Micro Devices, Inc.(b)	101,304	11,076,579
QUALCOMM, Inc.	150,220	22,956,621
		34,033,200
Soft Drinks–0.68%
Coca-Cola Co. (The)	98,962	6,135,644
Systems Software–9.25%
Microsoft Corp.	197,113	60,771,909
ServiceNow, Inc.(b)	8,835	4,920,123
VMware, Inc., Class A	157,721	17,959,691
		83,651,723
Technology Hardware, Storage & Peripherals–4.38%
Apple, Inc.	226,893	39,617,787
Thrifts & Mortgage Finance–0.51%
Rocket Cos., Inc., Class A	416,584	4,632,414
Total Common Stocks & Other Equity Interests (Cost $671,408,799)		901,341,668
Money Market Funds–0.37%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	1,164,602	1,164,602
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	832,102	831,853
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	1,330,974	1,330,974
Total Money Market Funds (Cost $3,327,429)		3,327,429
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $674,736,228)		904,669,097
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.80%
Invesco Private Government Fund, 0.31%(d)(e)(f)	4,876,913	4,876,913
Invesco Private Prime Fund, 0.34%(d)(e)(f)	11,380,603	11,379,464
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,255,259)		16,256,377
TOTAL INVESTMENTS IN SECURITIES–101.84% (Cost $690,991,487)		920,925,474
OTHER ASSETS LESS LIABILITIES—(1.84)%		(16,639,115)
NET ASSETS–100.00%		$904,286,359
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$389,846	$7,507,819	$(6,733,063)	$-	$-	$1,164,602	$41
Invesco Liquid Assets Portfolio, Institutional Class	286,795	5,362,727	(4,817,328)	-	(341)	831,853	44
Invesco Treasury Portfolio, Institutional Class	445,538	8,580,364	(7,694,928)	-	-	1,330,974	48
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,212,863	44,361,646	(43,697,596)	-	-	4,876,913	1,185*
Invesco Private Prime Fund	9,830,013	101,310,095	(99,759,901)	1,118	(1,861)	11,379,464	3,637*
Total	$15,165,055	$167,122,651	$(162,702,816)	$1,118	$(2,202)	$19,583,806	$4,955

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$897,423,483	$3,918,185	$—	$901,341,668
Money Market Funds	3,327,429	16,256,377	—	19,583,806
Total Investments	$900,750,912	$20,174,562	$—	$920,925,474
Invesco V.I. Core Equity Fund